Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Series A Preferred Stock [Member] Predecessor [Member]	Dec. 31, 2012 Series B Preferred Stock [Member] Predecessor [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Predecessor [Member]
Assets
Cash & cash equivalents			$ 123,040	$ 143,351
Accounts receivable, net of allowance for doubtful accounts of $10,113 and $8,831 at December 31, 2013 and 2012, respectively			140,525	138,970
Inventories			89,618	76,093
Prepaid expenses & other current assets			30,269	16,115
Total current assets			383,452	374,529
Property, plant & equipment, net			136,166	100,391
Goodwill			989,808	476,232
Intangible assets, net			720,302	251,772
Other assets			30,426	30,993
Total assets			2,260,154	1,233,917
Liabilities & Stockholders' Equity
Accounts payable			56,156	53,416
Accrued salaries, wages and employee benefits			22,656	14,289
Accrued interest			143	6,985
Current installments of long-term debt			7,958	26,819
Accrued income taxes payable			6,669	4,443
Accrued expenses and other current liabilities			26,091	22,194
Total current liabilities			119,673	128,146
Long-term debt			744,291	693,821
Long-term retirement benefits, less current portion			25,129	54,207
Long-term deferred income taxes			169,800	49,411
Long-term contingent consideration			34,800
Other long-term liabilities			30,387	35,895
Total liabilities			1,124,080	961,480
Redeemable 401(k) plan interest			20,972
Stockholders' Equity
Preferred shares	525,027	0	0
Common shares			0	50,000
Additional paid-in capital			1,212,038	2,318
Accumulated deficit			(194,222)	(273,086)
Accumulated other comprehensive income (loss)			1,265	(30,270)
Less: Treasury stock, at stock (856 Predecessor 9% Series A cumulative preferred shares and 417,064 Predecessor common shares at December 31, 2012)				(1,264)
Total stockholders equity			1,019,081	272,725
Non-controlling interests			96,021	(288)
Total equity			1,115,102	272,437
Total liabilities, redeemable 401(k) plan interest and stockholders equity			$ 2,260,154	$ 1,233,917